UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:September 30, 2004

Check here is Amendment[ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
				  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Cypress Capital Management,LLC
Address: 1220 Market Building  Ste 704
	 Wilmington, DE  19801


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard L. Arvedlund
Title: President
Phone: 302-429-8410
Signature, Place, and Date of Signing:

  Richard L. Arvedlund  Wilmington, Delaware  November 4, 2004

Report Type (Check only one.):

[x]    13F Holdings Report
[ ]    13F Notice
[ ]    13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 62
Form 13 F Information Table Value Total: 184,746

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      787     9840 SH       SOLE                     9840
Agilent Technologies Inc       COM              00846U101     4319   200252 SH       SOLE                   200252
American International Group   COM              026874107      407     5993 SH       SOLE                     5993
Amgen Inc                      COM              031162100      366     6451 SH       SOLE                     6451
Archstone-Smith Trust          COM              039583109     3004    94950 SH       SOLE                    94950
BP PLC - Spons ADR             COM              055622104     1706    29660 SH       SOLE                    29660
Bank of America Corp           COM              060505104     1255    28972 SH       SOLE                    28972
BellSouth Corp                 COM              079860102      230     8472 SH       SOLE                     8472
Berkshire Hathaway Inc - Class COM              084670207      256       89 SH       SOLE                       89
CVS Corp                       COM              126650100      442    10500 SH       SOLE                    10500
ChevronTexaco Corp             COM              166764100     1260    23498 SH       SOLE                    23498
Coca-Cola Co                   COM              191216100      745    18600 SH       SOLE                    18600
Comcast Corp-Class A           COM              20030N101     4946   175136 SH       SOLE                   175136
Computer Sciences Corp         COM              205363104     5066   107550 SH       SOLE                   107550
ConocoPhillips                 COM              20825C104     7087    85546 SH       SOLE                    85546
DNP Select Income Fund Inc.    COM              23325P104     3347   298050 SH       SOLE                   298050
Delta-Omega Technologies       COM              247782303        0    10000 SH       SOLE                    10000
Dominion Resources, Inc. - VA  COM              25746U109      496     7600 SH       SOLE                     7600
DuPont E I de Nemours & Co     COM              263534109     2560    59820 SH       SOLE                    59820
Duke-Weeks Realty Corp         COM              264411505      720    21700 SH       SOLE                    21700
Emerson Electric Co            COM              291011104      265     4284 SH       SOLE                     4284
Exxon Mobil Corporation        COM              30231G102     1792    37073 SH       SOLE                    37073
General Electric Co            COM              369604103     4475   133254 SH       SOLE                   133254
Genuine Parts Co               COM              372460105     5594   145750 SH       SOLE                   145750
HRPT Properties Trust          COM              40426W101     5802   527900 SH       SOLE                   527900
Hecla Mining Co                COM              422704106     3954   531390 SH       SOLE                   531390
Hewlett Packard Co             COM              428236103    23670  1262405 SH       SOLE                  1262405
Home Depot, Inc                COM              437076102      412    10500 SH       SOLE                    10500
Hospitality Properties Trust   COM              44106M102      306     7200 SH       SOLE                     7200
Intel Corp                     COM              458140100     1359    67754 SH       SOLE                    67754
International Business Machine COM              459200101      534     6227 SH       SOLE                     6227
Ishares Tr Russell 3000 Value  COM              464287663      551     7000 SH       SOLE                     7000
Johnson & Johnson              COM              478160104     4826    85668 SH       SOLE                    85668
KeySpan Corporation            COM              49337w100     7525   191965 SH       SOLE                   191965
Laboratory Corp of America Hol COM              50540R409      986    22544 SH       SOLE                    22544
Liberty Media Corp-A           COM              530718105      122    14040 SH       SOLE                    14040
Lilly Eli & Co                 COM              532457108      252     4200 SH       SOLE                     4200
Lincare Holdings               COM              532791100     4451   149800 SH       SOLE                   149800
Merck & Co                     COM              589331107     4642   140670 SH       SOLE                   140670
Microsoft Corp                 COM              594918104     4684   169400 SH       SOLE                   169400
NSTAR                          COM              67019E107     6149   125231 SH       SOLE                   125231
New Plan Excel Realty Trust    COM              648053106     6869   274756 SH       SOLE                   274756
Newmont Mining Corp            COM              651639106    10486   230305 SH       SOLE                   230305
Northrop Grumman Corp          COM              666807102     7547   141506 SH       SOLE                   141506
Petroleum & Resources Corp     COM              716549100     2610    99098 SH       SOLE                    99098
Pfizer Inc                     COM              717081103     5652   184721 SH       SOLE                   184721
Procter & Gamble               COM              742718109     1490    27526 SH       SOLE                    27526
Proterion Corp                 COM              74370Y102        3   577597 SH       SOLE                   577597
Public Service Enterprise Grou COM              744573106     7842   184080 SH       SOLE                   184080
SPDR Trust Series I            COM              78462F103      298     2669 SH       SOLE                     2669
Schering-Plough                COM              806605101      204    10700 SH       SOLE                    10700
Sovereign Bancorp Inc          COM              845905108     7422   340125 SH       SOLE                   340125
Staples Inc                    COM              855030102      335    11250 SH       SOLE                    11250
Sunoco Inc.                    COM              86764P109      222     3000 SH       SOLE                     3000
Supervalu Inc                  COM              868536103     5309   192700 SH       SOLE                   192700
Techne Corp                    COM              878377100      382    10000 SH       SOLE                    10000
Union Pacific Corp             COM              907818108     4322    73750 SH       SOLE                    73750
Verena Minerals Holdings Inc   COM              922931100        6    42000 SH       SOLE                    42000
Wachovia Corp                  COM              929903102      293     6239 SH       SOLE                     6239
Wilmington Trust Corporation   COM              971807102      858    23700 SH       SOLE                    23700
Wyeth                          COM              983024100      426    11400 SH       SOLE                    11400
Xcel Energy Inc.               COM              98389B100      820    47372 SH       SOLE                    47372